Investments - Residential Mortgage-Backed Securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Summary of Investment Holdings [Line Items]
Amortized Cost	$ 49,296	$ 54,220
Allowance for Credit Loss	9	14
Gross Unrealized Gains	2,777	5,096
Gross Unrealized Losses	611	170
Fair Value	51,453	59,132
Non-agency RMBS
Summary of Investment Holdings [Line Items]
Amortized Cost	360	469
Allowance for Credit Loss	2	0
Gross Unrealized Gains	44	56
Gross Unrealized Losses	2	1
Fair Value	400	524
Non-agency RMBS | Prime
Summary of Investment Holdings [Line Items]
Amortized Cost	227	286
Allowance for Credit Loss	1	0
Gross Unrealized Gains	10	17
Gross Unrealized Losses	2	1
Fair Value	234	302
Non-agency RMBS | Alt-A
Summary of Investment Holdings [Line Items]
Amortized Cost	94	122
Allowance for Credit Loss	1	0
Gross Unrealized Gains	21	25
Gross Unrealized Losses	0	0
Fair Value	114	147
Non-agency RMBS | Subprime
Summary of Investment Holdings [Line Items]
Amortized Cost	39	61
Allowance for Credit Loss	0	0
Gross Unrealized Gains	13	14
Gross Unrealized Losses	0	0
Fair Value	$ 52	$ 75